Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,466,060
Previously Paid Amount	0.00
Total Fee Amount	3,378.76
Total Offset Amount	0.00
Net Fee	3,378.76
Narrative - Max Aggregate Offering Price	$ 24,466,060
Final Prospectus	true